LEASES - Schedule Of Components Of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Costs [Abstract]
Amortization of land use rights	$ 22,670	$ 22,662	$ 22,832
Operating lease costs	18,434	14,614	29,401
Short-term lease costs	342	720	473
Variable lease costs	2,684	1,902	(629)
Finance Lease, Costs [Abstract]
Amortization of right-of-use assets	5,336	12,928	15,682
Interest costs	24,562	25,371	31,642
Total lease costs	$ 74,028	$ 78,197	$ 99,401